Statements of Consolidated Shareholders Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Treasury Stock [Member]	Additional Contributed Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive (Loss) [Member]		Reserve For ESOP Debt [Member]	NonControlling Interests [Member]
Beginning Balance at Aug. 31, 2010	$ 10,113	$ 6	$ (2,110)	$ 9,896	$ 3,178	$ (897)	[1]	$ (4)	$ 44
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	1,659				1,607				52
Other comprehensive income (loss)	785					781	[1]		4
Treasury stock purchases	(503)		(503)
Restricted stock withholding	(4)			(4)
Issuance of shares under employee stock plans	65			65
Excess tax benefits from stock-based compensation	36			36
Stock-based compensation expense	103			103
Cash dividends per common share ($1.14, $1.28 and $1.56 for 2011, 2012 and 2013, respectively)	(611)				(611)
Dividend payments to noncontrolling interest	(105)								(105)
Allocation of ESOP shares, net of dividends received	2							2
Proceeds from noncontrolling interest	69								69
Consolidation of VIEs	107								107
Ending Balance at Aug. 31, 2011	11,716	6	(2,613)	10,096	4,174	(116)	[1]	(2)	171
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	2,093				2,045				48
Other comprehensive income (loss)	(960)					(920)	[1]		(40)
Treasury stock purchases	(432)		(432)
Restricted stock withholding	(19)			(19)
Issuance of shares under employee stock plans	117			117
Excess tax benefits from stock-based compensation	50			50
Stock-based compensation expense	127			127
Cash dividends per common share ($1.14, $1.28 and $1.56 for 2011, 2012 and 2013, respectively)	(682)				(682)
Dividend payments to noncontrolling interest	(77)								(77)
Allocation of ESOP shares, net of dividends received	2							2
Proceeds from noncontrolling interest	101								101
Ending Balance at Aug. 31, 2012	12,036	6	(3,045)	10,371	5,537	(1,036)	[1]	0	203
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	2,525				2,482				43
Other comprehensive income (loss)	(269)					(242)	[1]		(27)
Treasury stock purchases	(1,095)		(1,095)
Restricted stock withholding	(10)			(10)
Issuance of shares under employee stock plans	257			257
Excess tax benefits from stock-based compensation	69			69
Stock-based compensation expense	97			97
Cash dividends per common share ($1.14, $1.28 and $1.56 for 2011, 2012 and 2013, respectively)	(831)				(831)
Dividend payments to noncontrolling interest	(174)								(174)
Acquisition of noncontrolling interest	(10)			(1)					(9)
Proceeds from noncontrolling interest	133								133
Ending Balance at Aug. 31, 2013	$ 12,728	$ 6	$ (4,140)	$ 10,783	$ 7,188	$ (1,278)	[1]		$ 169

[1]	See Note 23 — Accumulated Other Comprehensive Loss — for further details of the components of accumulated other comprehensive loss.